TimesSquare Quality Mid Cap Growth ETF
Schedule of Investments
February 28, 2026 (Unaudited)
1
Shares Value
Common Stocks — 100.0%
Communication Services — 3.5%
Take-Two Interactive Software, Inc.* ............................................................................. 6,066 $ 1,282,837
Consumer Discretionary — 13.1%
DoorDash , Inc., Class A* ........................................................................................ 7,529 1,328,643
Floor & Decor Holdings, Inc., Class A* ........................................................................... 14,529 1,003,808
O'Reilly Automotive, Inc.* ....................................................................................... 12,744 1,196,407
Ross Stores, Inc. ............................................................................................... 6,379 1,311,777
Total Consumer Discretionary 4,840,635
Consumer Staples — 5.3%
Casey's General Stores, Inc. .................................................................................... 995 682,162
Performance Food Group Co.* .................................................................................. 13,149 1,276,242
Total Consumer Staples 1,958,404
Energy — 8.0%
Cameco Corp. ................................................................................................. 11,142 1,319,213
Permian Resources Corp., Class A .............................................................................. 20,589 376,573
Targa Resources Corp. ......................................................................................... 5,313 1,252,805
Total Energy 2,948,591
Financials — 6.7%
Evercore , Inc., Class A .......................................................................................... 3,996 1,234,124
Interactive Brokers Group, Inc., Class A ......................................................................... 17,293 1,231,089
Total Financials 2,465,213
Health Care — 11.4%
Cencora , Inc. ................................................................................................... 1,061 394,841
Encompass Health Corp. ....................................................................................... 11,995 1,294,021
IDEXX Laboratories, Inc.* ....................................................................................... 1,987 1,304,922
Veeva Systems, Inc., Class A* .................................................................................. 6,812 1,239,852
Total Health Care 4,233,636
Industrials — 23.3%
Axon Enterprise, Inc.* .......................................................................................... 2,387 1,294,709
Carpenter Technology Corp. .................................................................................... 3,254 1,295,320
Cintas Corp. ................................................................................................... 6,416 1,290,450
Comfort Systems USA, Inc. ..................................................................................... 904 1,292,150
Curtiss-Wright Corp. ............................................................................................ 1,390 973,459
EMCOR Group, Inc. ............................................................................................ 1,569 1,136,929
Karman Holdings, Inc.* ......................................................................................... 15,184 1,337,862
Total Industrials 8,620,879
Information Technology — 24.4%
Bentley Systems, Inc., Class B .................................................................................. 24,403 891,930
Dynatrace , Inc.* ................................................................................................ 36,271 1,302,854
JFrog , Ltd.* .................................................................................................... 33,986 1,364,538
Lattice Semiconductor Corp.* ................................................................................... 3,826 365,842
Marvell Technology, Inc. ........................................................................................ 16,668 1,361,609
Monolithic Power Systems, Inc. ................................................................................. 1,043 1,191,878
Nice, Ltd., ADR* ................................................................................................ 10,609 1,233,296

TimesSquare Quality Mid Cap Growth ETF
Schedule of Investments
(Continued)
February 28, 2026 (Unaudited)
2
Shares Value
Common Stocks — 100.0% (continued)
Information Technology — 24.4%
Palo Alto Networks, Inc.* ........................................................................................ 8,749 $ 1,302,901
Total Information Technology 9,014,848
Real Estate — 1.0%
CBRE Group, Inc., Class A* ..................................................................................... 2,483 366,640
Utilities — 3.3%
NRG Energy, Inc. ............................................................................................... 6,931 1,240,372
Total Common Stocks
(Cost $35,982,441) 36,972,055
Money Market Funds — 0.1%
Dreyfus Government Cash Management, Institutional Class, 3.55%
(a)
(Cost $52,658) ................................................................................................. 52,658 52,658
Total Investments — 100.1%
(Cost $36,035,099) $ 37,024,713
Other Assets and Liabilities,
Net — (0.1)%
†
(23,687)
Net Assets — 100.0% $ 37,001,026
_______________
* Non-income producing security.
† Less than 0.05%.
(a)
Reflects the 7-day yield at February 28, 2026.
ADR
:
American Depositary Receipt